Average Annual Total Returns	Prospectus #1 Calvert Growth Allocation Fund Russell 3000® Index One Year	Prospectus #1 Calvert Growth Allocation Fund Russell 3000® Index Five Years	Prospectus #1 Calvert Growth Allocation Fund Russell 3000® Index Ten Years	Prospectus #1 Calvert Growth Allocation Fund Growth Allocation Blended Benchmark One Year		Prospectus #1 Calvert Growth Allocation Fund Growth Allocation Blended Benchmark Five Years		Prospectus #1 Calvert Growth Allocation Fund Growth Allocation Blended Benchmark Ten Years		Prospectus #1 Calvert Growth Allocation Fund Class A One Year	Prospectus #1 Calvert Growth Allocation Fund Class A Five Years	Prospectus #1 Calvert Growth Allocation Fund Class A Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class C One Year	Prospectus #1 Calvert Growth Allocation Fund Class C Five Years	Prospectus #1 Calvert Growth Allocation Fund Class C Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class I One Year	Prospectus #1 Calvert Growth Allocation Fund Class I Five Years	Prospectus #1 Calvert Growth Allocation Fund Class I Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class I Inception Date	Prospectus #1 Calvert Growth Allocation Fund Class R6 One Year	Prospectus #1 Calvert Growth Allocation Fund Class R6 Five Years	Prospectus #1 Calvert Growth Allocation Fund Class R6 Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class R6 Inception Date	Prospectus #1 Calvert Conservative Allocation Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #1 Calvert Conservative Allocation Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #1 Calvert Conservative Allocation Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Conservative Allocation Blended Benchmark One Year		Prospectus #1 Calvert Conservative Allocation Fund Conservative Allocation Blended Benchmark Five Years		Prospectus #1 Calvert Conservative Allocation Fund Conservative Allocation Blended Benchmark Ten Years		Prospectus #1 Calvert Conservative Allocation Fund Class A One Year	Prospectus #1 Calvert Conservative Allocation Fund Class A Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class A Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class C One Year	Prospectus #1 Calvert Conservative Allocation Fund Class C Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class C Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class C Inception Date	Prospectus #1 Calvert Conservative Allocation Fund Class I One Year	Prospectus #1 Calvert Conservative Allocation Fund Class I Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class I Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class R6 One Year	Prospectus #1 Calvert Conservative Allocation Fund Class R6 Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class R6 Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class R6 Inception Date	Prospectus #1 Calvert Moderate Allocation Fund Russell 3000® Index One Year	Prospectus #1 Calvert Moderate Allocation Fund Russell 3000® Index Five Years	Prospectus #1 Calvert Moderate Allocation Fund Russell 3000® Index Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Moderate Allocation Blended Benchmark One Year		Prospectus #1 Calvert Moderate Allocation Fund Moderate Allocation Blended Benchmark Five Years		Prospectus #1 Calvert Moderate Allocation Fund Moderate Allocation Blended Benchmark Ten Years		Prospectus #1 Calvert Moderate Allocation Fund Class A One Year	Prospectus #1 Calvert Moderate Allocation Fund Class A Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class A Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class C One Year	Prospectus #1 Calvert Moderate Allocation Fund Class C Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class C Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class I One Year	Prospectus #1 Calvert Moderate Allocation Fund Class I Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class I Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class I Inception Date	Prospectus #1 Calvert Moderate Allocation Fund Class R6 One Year	Prospectus #1 Calvert Moderate Allocation Fund Class R6 Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class R6 Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class R6 Inception Date	Prospectus #2 Calvert Balanced Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #2 Calvert Balanced Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #2 Calvert Balanced Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #2 Calvert Balanced Fund Russell 1000® Index One Year	Prospectus #2 Calvert Balanced Fund Russell 1000® Index Five Years	Prospectus #2 Calvert Balanced Fund Russell 1000® Index Ten Years	Prospectus #2 Calvert Balanced Fund Balanced Blended Benchmark One Year	Prospectus #2 Calvert Balanced Fund Balanced Blended Benchmark Five Years	Prospectus #2 Calvert Balanced Fund Balanced Blended Benchmark Ten Years	Prospectus #2 Calvert Balanced Fund Class A One Year	Prospectus #2 Calvert Balanced Fund Class A Five Years	Prospectus #2 Calvert Balanced Fund Class A Ten Years	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Calvert Balanced Fund Class C One Year	Prospectus #2 Calvert Balanced Fund Class C Five Years	Prospectus #2 Calvert Balanced Fund Class C Ten Years	Prospectus #2 Calvert Balanced Fund Class I One Year	Prospectus #2 Calvert Balanced Fund Class I Five Years	Prospectus #2 Calvert Balanced Fund Class I Ten Years	Prospectus #2 Calvert Balanced Fund Class R6 One Year	Prospectus #2 Calvert Balanced Fund Class R6 Five Years	Prospectus #2 Calvert Balanced Fund Class R6 Ten Years	Prospectus #2 Calvert Balanced Fund Class R6 Inception Date	Prospectus #2 Calvert Equity Fund Russell 1000® Growth Index One Year	Prospectus #2 Calvert Equity Fund Russell 1000® Growth Index Five Years	Prospectus #2 Calvert Equity Fund Russell 1000® Growth Index Ten Years	Prospectus #2 Calvert Equity Fund Class A One Year	Prospectus #2 Calvert Equity Fund Class A Five Years	Prospectus #2 Calvert Equity Fund Class A Ten Years	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Calvert Equity Fund Class C One Year	Prospectus #2 Calvert Equity Fund Class C Five Years	Prospectus #2 Calvert Equity Fund Class C Ten Years	Prospectus #2 Calvert Equity Fund Class I One Year	Prospectus #2 Calvert Equity Fund Class I Five Years	Prospectus #2 Calvert Equity Fund Class I Ten Years	Prospectus #2 Calvert Equity Fund Class R6 One Year	Prospectus #2 Calvert Equity Fund Class R6 Five Years	Prospectus #2 Calvert Equity Fund Class R6 Ten Years	Prospectus #2 Calvert Equity Fund Class R6 Inception Date	Prospectus #3 Calvert Bond Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #3 Calvert Bond Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #3 Calvert Bond Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #3 Calvert Bond Fund Class A One Year	Prospectus #3 Calvert Bond Fund Class A Five Years	Prospectus #3 Calvert Bond Fund Class A Ten Years	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions One Year	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Calvert Bond Fund Class C One Year	Prospectus #3 Calvert Bond Fund Class C Five Years	Prospectus #3 Calvert Bond Fund Class C Ten Years	Prospectus #3 Calvert Bond Fund Class I One Year	Prospectus #3 Calvert Bond Fund Class I Five Years	Prospectus #3 Calvert Bond Fund Class I Ten Years	Prospectus #3 Calvert Bond Fund Class R6 One Year	Prospectus #3 Calvert Bond Fund Class R6 Five Years	Prospectus #3 Calvert Bond Fund Class R6 Ten Years	Prospectus #3 Calvert Bond Fund Class R6 Inception Date
Total	25.66%	17.96%	16.29%	17.50%	[1]	14.15%	[1]	12.38%	[1]	10.31%	13.05%	11.88%	9.30%	11.92%	10.56%	6.59%	10.50%	9.64%	14.50%	13.43%	11.46%	16.68%	14.61%	12.67%	May 20, 2016	16.68%	14.61%	12.67%	Feb. 01, 2022	(1.54%)	3.57%	2.90%	5.85%	[2]	7.95%	[2]	6.82%	[2]	1.00%	6.86%	6.52%	(0.16%)	5.56%	5.16%	1.15%	5.08%	4.83%	4.83%	7.22%	6.19%	May 20, 2016	6.86%	8.33%	7.28%	6.86%	8.33%	7.28%	Feb. 01, 2022	25.66%	17.96%	16.29%	12.25%	[3]	11.46%	[3]	9.97%	[3]	5.52%	9.96%	9.26%	4.24%	8.67%	7.88%	4.07%	7.79%	7.29%	9.54%	10.32%	9.03%	11.69%	11.48%	10.04%	May 20, 2016	11.69%	11.48%	10.04%	Feb. 01, 2022	(1.54%)	3.57%	2.90%	26.45%	18.41%	16.53%	14.62%	12.59%	11.14%	8.32%	10.90%	9.61%	6.55%	9.40%	8.03%	6.29%	8.46%	7.44%	12.42%	11.25%	9.35%	14.58%	12.42%	10.61%	14.64%	12.45%	10.63%	Feb. 01, 2019	27.60%	25.30%	19.77%	22.16%	22.30%	17.11%	21.28%	21.04%	15.27%	13.96%	18.50%	14.01%	26.96%	22.71%	16.87%	29.24%	23.99%	18.21%	29.33%	24.04%	18.23%	Oct. 03, 2017	(1.54%)	3.57%	2.90%	(3.13%)	3.25%	3.07%	(4.13%)	2.10%	1.91%	(1.64%)	2.05%	1.88%	(1.68%)	3.08%	2.56%	0.24%	4.18%	3.81%	0.37%	4.22%	3.84%	Oct. 03, 2017

[1]	The Growth Allocation Blended Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 3000® Index, 30% MSCI All-Country World Ex US Investable Market Index and 10% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly.
[2]	The Conservative Allocation Blended Benchmark is an internally constructed benchmark comprised of a blend of 25% Russell 3000® Index, 10% MSCI All-Country World Ex US Investable Market Index, and 65% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly.
[3]	The Moderate Allocation Blended Benchmark is an internally constructed benchmark comprised of a blend of 45% Russell 3000® Index, 20% MSCI All-Country World Ex US Investable Market Index and 35% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly.